Transactions with related parties - Steamship (Details) - USD ($)		3 Months Ended	6 Months Ended
	Nov. 29, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)			$ 411,000
Due to related parties (Note 3)			210,000	$ 59,000
Steamship Shipbroking Enterprises Inc
Related Party Transaction [Line Items]
Monthly fee, brokerage service agreement	$ 95,000
Variable fee on hire and on freight	2.50%
Management fees to related parties (Note 3)		$ 0	774,000
Due to related parties (Note 3)			155,000	$ 33,000
Steamship Shipbroking Enterprises Inc | Management fees to related parties
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)		$ 0	70,000
Steamship Shipbroking Enterprises Inc | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)			570,000
Steamship Shipbroking Enterprises Inc | Voyage expenses
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)			$ 204,000
Steamship Shipbroking Enterprises Inc | Management agreement
Related Party Transaction [Line Items]
Threshold term for termination of agreement with prior written notice	3 months
Steamship Shipbroking Enterprises Inc | Management agreement | Monthly fee if vessel is employed or available for employment
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 500
Steamship Shipbroking Enterprises Inc | Management agreement | Monthly fee if vessel is laid-up and not available for employment for at least 15 calendar days of such month
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 250
Steamship Shipbroking Enterprises Inc | Administrative services agreement
Related Party Transaction [Line Items]
Threshold term for termination of agreement with prior written notice	30 days
Monthly fee, administrative service agreement	$ 10,000